Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Utilities Portfolio	Apr. 29, 2023
VIP Utilities Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.39%
Past 5 years	10.54%
Past 10 years	11.27%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1528
Average Annual Return:
Past 1 year	1.24%
Past 5 years	9.06%
Past 10 years	11.03%